CONDENSED CONSOLIDATED CASH FLOW STATEMENT (UNAUDITED) (Parenthetical) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Statement of cash flows [abstract]
Adjustments for interest income	£ 14,932	£ 14,877	£ 14,966
Adjustments for interest expense	8,311	7,805	8,784
Restricted cash and cash equivalents	£ 14	£ 16	£ 19